Warrants	3 Months Ended
Mar. 31, 2021
Warrants And Rights Note Disclosure [Abstract]
Warrants

9. Warrants

On March 12, 2020, Rentschler Biotechnologie Beteiligungs GmbH (“Rentschler”) exercised its rights under the Asset Purchase Agreement dated August 27, 2015 to purchase 114,726 ordinary shares with a par value of £0.00001 at an exercise price of £0.06 per share, resulting in aggregate proceeds of $9,297 or £7,211. No warrants are outstanding as of March 31, 2021.